Quarterly Holdings Report
for

Fidelity® International Sustainability Index Fund

July 31, 2020

ISY-QTLY-0920
1.9883820.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Australia - 4.1%
APA Group unit	11,959	$93,985
ASX Ltd.	1,963	115,914
Aurizon Holdings Ltd.	19,835	63,061
Australia & New Zealand Banking Group Ltd.	28,800	365,780
BlueScope Steel Ltd.	5,095	40,733
Brambles Ltd.	15,710	120,995
Coca-Cola Amatil Ltd.	5,270	30,799
Cochlear Ltd.	655	89,016
Coles Group Ltd.	13,454	174,654
Commonwealth Bank of Australia	17,913	911,214
Computershare Ltd.	5,071	48,657
DEXUS Property Group unit	11,902	72,364
Evolution Mining Ltd.	16,598	69,965
Fortescue Metals Group Ltd.	17,149	213,309
Goodman Group unit	16,794	203,134
Insurance Australia Group Ltd.	23,622	85,903
Lendlease Group unit	6,505	52,749
Macquarie Group Ltd.	3,427	302,355
Mirvac Group unit	42,237	63,068
National Australia Bank Ltd.	32,458	405,208
Newcrest Mining Ltd.	8,227	206,780
Northern Star Resources Ltd.	7,560	83,503
Orica Ltd.	3,849	47,546
Origin Energy Ltd.	18,302	70,217
Ramsay Health Care Ltd.	1,756	77,759
SEEK Ltd.	3,572	55,302
SP AusNet	16,486	20,966
Stockland Corp. Ltd. unit	24,984	56,941
Suncorp Group Ltd.	12,373	75,581
Sydney Airport unit	10,436	38,995
Telstra Corp. Ltd.	41,985	100,487
The GPT Group unit	20,606	57,121
Transurban Group unit	27,871	274,991
Vicinity Centres unit	47,331	44,129
Woodside Petroleum Ltd.	9,696	138,615

TOTAL AUSTRALIA		4,871,796

Austria - 0.1%
Andritz AG	781	26,201
Erste Group Bank AG	2,952	65,721
OMV AG	1,429	44,978
Voestalpine AG	1,361	30,052

TOTAL AUSTRIA		166,952

Bailiwick of Jersey - 0.3%
Ferguson PLC	2,283	201,254
Polymetal International PLC	2,342	58,585
WPP PLC	12,279	91,065

TOTAL BAILIWICK OF JERSEY		350,904

Belgium - 0.4%
Colruyt NV	526	30,707
KBC Groep NV	2,555	145,677
Solvay SA Class A	774	60,229
Telenet Group Holding NV	409	15,899
UCB SA	1,287	165,019
Umicore SA	2,015	94,800

TOTAL BELGIUM		512,331

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	36,000	99,403
China Gas Holdings Ltd.	25,800	77,563
China Resource Gas Group Ltd.	10,000	49,288

TOTAL BERMUDA		226,254

Brazil - 0.8%
Atacadao Distribuicao Comercio e Industria Ltda	3,800	16,346
B2W Companhia Global do Varejo (a)	2,000	45,747
B2W Companhia Global do Varejo rights 8/25/20 (a)	132	177
Banco do Brasil SA	9,200	59,222
Banco Santander SA (Brasil) unit	3,900	22,346
BM&F BOVESPA SA	21,100	256,603
BR Malls Participacoes SA	7,400	14,044
Cielo SA	9,800	10,088
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,800	24,499
Cosan SA Industria e Comercio	1,500	25,994
Energisa SA unit	1,700	16,017
ENGIE Brasil Energia SA	1,950	17,259
Klabin SA unit	6,900	27,327
Localiza Rent A Car SA	6,300	61,496
Lojas Renner SA	8,530	67,255
Natura & Co. Holding SA	7,408	66,801
Notre Dame Intermedica Participacoes SA (a)	5,000	63,989
TIM Participacoes SA	8,800	26,569
Ultrapar Participacoes SA	6,500	23,600
Weg SA	8,540	110,259

TOTAL BRAZIL		955,638

Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	2,450	194,562
Algonquin Power & Utilities Corp.	6,239	86,078
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,850	307,565
B2Gold Corp.	10,699	74,125
Bank of Montreal	6,588	360,423
Bank of Nova Scotia	12,410	509,667
BlackBerry Ltd. (a)	5,050	23,941
CAE, Inc.	2,589	38,638
Canadian Apartment Properties (REIT) unit	887	32,164
Canadian Imperial Bank of Commerce	4,570	316,381
Canadian National Railway Co.	7,238	707,021
Canadian Tire Ltd. Class A (non-vtg.)	586	54,026
Cenovus Energy, Inc. (Canada)	10,847	48,265
CGI Group, Inc. Class A (sub. vtg.) (a)	2,481	177,205
Cronos Group, Inc. (a)	1,613	10,573
Dollarama, Inc.	3,054	111,676
Empire Co. Ltd. Class A (non-vtg.)	1,703	43,749
Enbridge, Inc.	20,613	659,733
First Capital Realty, Inc. unit	1,034	10,483
Fortis, Inc.	4,809	195,850
Franco-Nevada Corp.	1,923	307,376
Gildan Activewear, Inc.	2,002	35,528
Intact Financial Corp.	1,463	159,729
Keyera Corp.	2,224	33,805
Loblaw Companies Ltd.	1,897	98,415
Lundin Mining Corp.	6,594	36,922
Magna International, Inc. Class A (sub. vtg.)	3,004	138,846
Manulife Financial Corp.	19,953	267,391
Metro, Inc. Class A (sub. vtg.)	2,686	117,831
Nutrien Ltd.	5,920	192,788
Open Text Corp.	2,911	131,027
Ritchie Bros. Auctioneers, Inc.	1,068	49,379
Rogers Communications, Inc. Class B (non-vtg.)	3,678	150,201
Shopify, Inc. Class A (a)	1,062	1,086,048
Sun Life Financial, Inc.	6,063	236,328
Suncor Energy, Inc.	15,625	245,787
Teck Resources Ltd. Class B (sub. vtg.)	4,792	48,548
TELUS Corp.	4,220	73,187
The Toronto-Dominion Bank	18,463	816,979
Wheaton Precious Metals Corp.	4,575	248,210
WSP Global, Inc.	1,131	71,021

TOTAL CANADA		8,507,471

Cayman Islands - 9.4%
3SBio, Inc. (a)(b)	13,500	16,408
51job, Inc. sponsored ADR (a)	279	18,939
AAC Technology Holdings, Inc.	8,000	63,072
Alibaba Group Holding Ltd. sponsored ADR (a)	19,093	4,792,710
ASM Pacific Technology Ltd.	3,000	33,715
Best, Inc. ADR (a)(c)	1,899	7,995
Chailease Holding Co. Ltd.	13,712	57,207
China Conch Venture Holdings Ltd.	18,500	79,487
China Liansu Group Holdings Ltd.	10,000	19,302
China Literature Ltd. (a)(b)	2,800	18,407
China Medical System Holdings Ltd.	12,000	14,539
China Mengniu Dairy Co. Ltd.	29,000	136,014
China Overseas Property Holdings Ltd.	15,000	15,657
Country Garden Services Holdings Co. Ltd.	14,000	84,448
Dali Foods Group Co. Ltd. (b)	19,500	11,901
ENN Energy Holdings Ltd.	7,800	94,502
Geely Automobile Holdings Ltd.	59,000	124,086
Genscript Biotech Corp. (a)	10,000	21,677
Greentown Service Group Co. Ltd.	14,000	19,148
Hutchison China Meditech Ltd. sponsored ADR (a)	636	17,248
Kingdee International Software Group Co. Ltd.	23,000	63,507
Lee & Man Paper Manufacturing Ltd.	11,000	6,770
Meituan Dianping Class B (a)	36,200	896,324
NIO, Inc. sponsored ADR (a)(c)	9,241	110,338
Ping An Healthcare and Technology Co. Ltd. (a)(b)	3,700	63,208
Shui On Land Ltd.	27,500	4,080
Sino Biopharmaceutical Ltd.	102,750	133,901
SOHO China Ltd. (a)	20,000	7,432
Tencent Holdings Ltd.	58,300	3,999,276
Towngas China Co. Ltd.	250	120
Vinda International Holdings Ltd.	3,000	11,283
Vipshop Holdings Ltd. ADR (a)	4,539	103,353
Wuxi Biologics (Cayman), Inc. (a)(b)	9,500	195,631
Yuzhou Properties Co.	14,114	6,337

TOTAL CAYMAN ISLANDS		11,248,022

Chile - 0.1%
Aguas Andinas SA	23,601	8,297
Colbun SA	69,921	12,652
Compania de Petroleos de Chile SA (COPEC)	4,280	34,938
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,710	12,193
Empresas CMPC SA	10,221	22,641
Enersis SA	325,776	50,545
S.A.C.I. Falabella	6,922	24,687

TOTAL CHILE		165,953

China - 1.5%
A-Living Services Co. Ltd. (H Shares) (b)	3,750	21,169
Air China Ltd.:
(A Shares)	1,500	1,469
(H Shares)	18,000	11,171
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	2,500	2,434
Baic Motor Corp. Ltd. (H Shares) (b)	16,000	7,804
Bank of Shanghai Co. Ltd. (A Shares)	9,590	11,384
Baoshan Iron & Steel Co. Ltd. (A Shares)	13,200	9,311
BBMG Corp. (A Shares)	5,200	2,408
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	700	5,502
Beijing Originwater Technology Co. Ltd. (A Shares)	2,200	2,706
Bohai Leasing Co. Ltd. (A shares) (a)	5,900	2,597
BYD Co. Ltd.:
(A Shares)	400	4,897
(H Shares)	7,500	70,663
China CITIC Bank Corp. Ltd. (H Shares)	85,000	37,070
China Construction Bank Corp. (H Shares)	986,000	718,923
China Eastern Airlines Corp. Ltd.:
(A Shares)	2,000	1,264
(H Shares)	22,000	7,806
China Everbright Bank Co. Ltd. (H Shares)	29,000	10,889
China Jushi Co. Ltd. (A Shares)	1,800	3,572
China Longyuan Power Grid Corp. Ltd. (H Shares)	28,000	20,051
China Meheco Co. Ltd. (A Shares)	700	1,632
China Merchants Bank Co. Ltd. (H Shares)	40,500	188,906
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	4,400	10,762
China Minsheng Banking Corp. Ltd. (H Shares)	55,000	34,631
China Molybdenum Co. Ltd.:
(A Shares)	4,900	3,091
(H Shares)	39,000	15,801
China National Accord Medicines Corp. Ltd. (A Shares)	500	3,566
China National Medicines Corp. Ltd. (A Shares)	600	3,782
China Shenhua Energy Co. Ltd.:
(A Shares)	1,700	3,736
(H Shares)	32,000	53,345
China Vanke Co. Ltd.:
(A Shares)	3,500	13,468
(H Shares)	20,000	62,965
Contemporary Amperex Technology Co. Ltd.	1,200	36,502
Dongfang Electric Corp. Ltd. (A Shares)	2,400	3,565
Eve Energy Co. Ltd. (A shares)	1,140	9,839
GEM Co. Ltd. (A Shares)	2,400	1,841
Glodon Co. Ltd. (A Shares)	800	8,777
Grandjoy Holdings Group Co. Ltd.	1,900	1,493
Greenland Holdings Corp. Ltd. (A Shares)	3,000	3,514
Guangzhou Baiyunshan Pharma Health (A Shares)	1,400	7,458
Guoxuan High Tech Co. Ltd. (A Shares)	600	2,173
Hangzhou Robam Appliances Co. Ltd. (A Shares)	800	4,396
Hengli Petrochemical Co. Ltd. (A Shares)	2,600	6,065
Huadong Medicine Co. Ltd. (A Shares)	1,480	5,899
Huaxia Bank Co. Ltd. (A Shares)	9,600	8,753
Industrial Bank Co. Ltd. (A Shares)	12,700	28,513
Jiangsu Expressway Co. Ltd. (H Shares)	10,000	10,722
Jinke Properties Group Co. Ltd. (A Shares)	3,900	4,864
Legend Holdings Corp. (H Shares) (b)	5,500	7,139
NARI Technology Co. Ltd. (A Shares)	2,800	8,530
Oceanwide Holdings Co., Ltd. (A Shares)	2,100	1,268
Offshore Oil Enginering Co. Ltd. (A Shares)	4,100	2,827
Poly Developments & Holdings (A Shares)	7,300	16,327
Sangfor Technologies, Inc.	200	6,132
Shanghai International Airport Co. Ltd. (A Shares)	700	6,817
Shanghai International Port Group Co. Ltd. (A Shares)	7,800	5,043
Shanghai M&G Stationery, Inc. (A Shares)	400	3,749
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	5,584
(H Shares)	7,000	12,428
Shenzhen Expressway Co. Ltd. (H Shares)	6,000	5,721
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,300	9,367
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	600	29,848
Siasun Robot & Automation Co. Ltd. (A Shares) (a)	1,400	3,139
Sinopharm Group Co. Ltd. (H Shares)	12,400	29,535
Sinotrans Ltd.	2,800	1,361
Suning.com Co. Ltd. (A Shares)	4,100	6,060
TCL Corp. (A Shares)	8,400	7,539
Transfar Zhilian Co. Ltd.	1,200	988
TravelSky Technology Ltd. (H Shares)	9,000	17,303
Wangsu Science & Technology Co. Ltd. (A Shares)	2,200	2,826
Weifu High-Technology Group Co. Ltd. (A Shares)	1,100	3,476
Westone Information Industry, Inc. (A Shares)	800	2,511
WuXi AppTec Co. Ltd.	3,080	49,897
Xiamen Tungsten Co. Ltd. (A Shares)	700	1,505
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	13,618	13,705
Yunnan Baiyao Group Co. Ltd. (A Shares)	1,000	15,710
Yunnan Energy New Material Co. Ltd.	600	6,870
Zhejiang Expressway Co. Ltd. (H Shares)	16,000	11,891
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)	760	4,659
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	1,100	2,153
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	2,000	3,905
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	1,600	1,895
(H Shares)	17,200	17,710

TOTAL CHINA		1,818,567

Colombia - 0.0%
Bancolombia SA	2,935	21,071
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,663	33,326
Komercni Banka A/S (a)	648	14,978
MONETA Money Bank A/S (b)	4,426	10,091

TOTAL CZECH REPUBLIC		58,395

Denmark - 2.2%
Christian Hansen Holding A/S	1,078	122,266
Coloplast A/S Series B	1,211	206,121
Genmab A/S (a)	668	228,137
GN Store Nord A/S	1,351	82,385
H Lundbeck A/S	654	23,784
Novo Nordisk A/S Series B	17,967	1,178,862
Novozymes A/S Series B	2,188	130,622
ORSTED A/S (b)	1,917	273,220
Pandora A/S	1,038	65,695
Tryg A/S	1,289	37,946
Vestas Wind Systems A/S	2,035	260,856
William Demant Holding A/S (a)	1,074	33,197

TOTAL DENMARK		2,643,091

Egypt - 0.1%
Commercial International Bank SAE	13,118	52,160
Commercial International Bank SAE sponsored GDR	1,887	7,274
Elsewedy Electric Co.	15,784	6,691

TOTAL EGYPT		66,125

Finland - 0.5%
Elisa Corp. (A Shares)	1,391	82,680
Metso Outotec Oyj	201	1,302
Neste Oyj	4,307	197,255
Orion Oyj (B Shares)	1,012	44,131
Stora Enso Oyj (R Shares)	6,222	78,129
UPM-Kymmene Corp.	5,558	148,160
Wartsila Corp.	4,259	35,520

TOTAL FINLAND		587,177

France - 5.8%
Accor SA (a)	1,920	48,038
Air Liquide SA	4,792	788,189
Amundi SA (b)	593	44,915
Atos Origin SA (a)	969	82,640
AXA SA	19,686	394,974
Bouygues SA	2,245	79,335
Carrefour SA	6,277	99,819
Casino Guichard Perrachon SA (a)	381	10,592
CNP Assurances	1,640	19,685
Compagnie de St. Gobain (a)	5,317	195,223
Covivio	476	34,371
Credit Agricole SA (a)	11,822	113,796
Danone SA	6,279	420,274
Dassault Systemes SA	1,340	243,240
Eiffage SA (a)	882	76,882
Essilor International SA	2,886	381,431
Eurazeo SA (a)	373	19,456
Gecina SA	436	56,238
Groupe Eurotunnel SA (a)	4,670	70,028
JCDecaux SA (a)	731	12,288
Kering SA	769	436,390
Klepierre SA	1,854	31,863
L'Oreal SA	2,545	854,173
Michelin CGDE Series B	1,739	180,961
Natixis SA (a)	8,934	21,626
Orange SA	20,439	239,563
Publicis Groupe SA	2,282	72,969
Schneider Electric SA	5,612	643,492
SEB SA	223	36,802
SR Teleperformance SA	598	174,202
Total SA	25,110	950,255
Ubisoft Entertainment SA (a)	886	73,871
Valeo SA	2,373	60,897
Wendel SA	238	22,218

TOTAL FRANCE		6,990,696

Germany - 5.6%
adidas AG	1,939	534,238
Allianz SE	4,243	880,755
BASF AG	9,389	517,954
Bayerische Motoren Werke AG (BMW)	3,436	221,395
Beiersdorf AG	1,047	125,018
Commerzbank AG	10,064	51,557
Delivery Hero AG (a)(b)	1,305	150,279
Deutsche Borse AG	1,933	352,021
Deutsche Wohnen AG (Bearer)	3,508	170,249
Fraport AG Frankfurt Airport Services Worldwide	366	14,236
HeidelbergCement AG	1,572	87,239
Henkel AG & Co. KGaA	1,126	97,687
Merck KGaA	1,311	166,861
Metro Wholesale & Food Specialist AG	2,002	18,281
MTU Aero Engines Holdings AG	521	90,124
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,469	389,393
SAP SE	10,607	1,674,350
Siemens AG	7,772	990,433
Symrise AG	1,306	163,148
Telefonica Deutschland Holding AG	9,996	27,376

TOTAL GERMANY		6,722,594

Greece - 0.0%
Hellenic Telecommunications Organization SA	2,377	35,000
Hong Kong - 1.5%
BOC Hong Kong (Holdings) Ltd.	38,500	107,299
BYD Electronic International Co. Ltd.	6,500	22,770
China Everbright International Ltd.	44,962	27,788
China Overseas Land and Investment Ltd.	38,000	115,712
China Resources Pharmaceutical Group Ltd. (b)	14,500	8,232
CITIC Pacific Ltd.	56,000	52,530
CLP Holdings Ltd.	17,000	160,747
CSPC Pharmaceutical Group Ltd.	56,800	119,165
Fosun International Ltd.	25,000	28,483
Hang Seng Bank Ltd.	8,000	125,827
Hong Kong & China Gas Co. Ltd.	110,197	157,894
Hong Kong Exchanges and Clearing Ltd.	12,262	585,705
Lenovo Group Ltd.	74,000	44,589
MTR Corp. Ltd.	16,548	82,203
PCCW Ltd.	39,000	21,990
Shanghai Industrial Holdings Ltd.	3,000	4,374
Shenzhen Investment Ltd.	36,363	11,401
Sino-Ocean Group Holding Ltd.	31,500	7,600
Sinotruk Hong Kong Ltd.	6,000	18,696
Sun Art Retail Group Ltd.	24,000	33,320
Swire Pacific Ltd. (A Shares)	5,000	24,621
Swire Properties Ltd.	11,200	25,867
Wharf Holdings Ltd.	14,000	23,772

TOTAL HONG KONG		1,810,585

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	4,056	23,820
OTP Bank PLC (a)	2,341	83,194

TOTAL HUNGARY		107,014

India - 2.8%
Ambuja Cements Ltd.	7,118	20,911
Asian Paints Ltd.	3,116	71,349
Axis Bank Ltd.	21,581	124,338
Berger Paints India Ltd.	2,180	15,320
Bharat Petroleum Corp. Ltd.	6,430	35,514
Bharti Airtel Ltd. (a)	25,187	186,532
Bosch Ltd.	67	11,696
Britannia Industries Ltd.	568	28,988
Colgate-Palmolive Ltd.	517	9,822
Dabur India Ltd.	5,175	35,473
Divi's Laboratories Ltd.	691	24,133
DLF Ltd.	4,907	9,245
Eicher Motors Ltd.	135	37,189
Grasim Industries Ltd.	3,007	25,408
Havells India Ltd.	2,623	20,416
HCL Technologies Ltd.	11,384	107,154
Hero Motocorp Ltd.	982	35,082
Hindalco Industries Ltd.	12,187	26,531
Hindustan Petroleum Corp. Ltd. (a)	6,214	17,832
Hindustan Unilever Ltd.	8,405	247,921
Housing Development Finance Corp. Ltd.	16,835	400,415
Infosys Ltd.	34,691	445,422
Lupin Ltd.	1,986	24,561
Mahindra & Mahindra Ltd.	7,311	59,180
Marico Ltd.	4,555	22,097
Nestle India Ltd.	243	53,589
Pidilite Industries Ltd.	1,259	22,804
Piramal Enterprises Ltd.	830	16,323
Reliance Industries Ltd.	29,026	800,850
Shree Cement Ltd.	79	22,894
Siemens India Ltd.	697	10,811
Tata Consultancy Services Ltd.	9,221	280,790
Tech Mahindra Ltd.	4,668	42,471
Titan Co. Ltd.	3,033	42,234
UPL Ltd.	4,991	31,853
Wipro Ltd.	11,164	41,865

TOTAL INDIA		3,409,013

Indonesia - 0.6%
PT Astra International Tbk	216,100	76,124
PT Bank Central Asia Tbk	102,700	219,981
PT Bank Mandiri (Persero) Tbk	197,500	78,496
PT Bank Negara Indonesia (Persero) Tbk	69,600	22,004
PT Bank Rakyat Indonesia Tbk	577,000	125,333
PT Barito Pacific Tbk (a)	251,600	16,462
PT Indah Kiat Pulp & Paper Tbk	23,200	12,449
PT Indofood Sukses Makmur Tbk	40,800	18,083
PT Kalbe Farma Tbk	195,100	20,987
PT Perusahaan Gas Negara Tbk Series B	91,200	7,928
PT Unilever Indonesia Tbk	76,100	43,864
PT United Tractors Tbk	17,800	26,086
PT XL Axiata Tbk	34,400	5,910

TOTAL INDONESIA		673,707

Ireland - 0.6%
CRH PLC	7,943	289,193
DCC PLC (United Kingdom)	963	86,122
Kerry Group PLC Class A	1,605	211,748
Kingspan Group PLC (Ireland)	1,557	111,420

TOTAL IRELAND		698,483

Isle of Man - 0.0%
NEPI Rockcastle PLC	3,869	20,142
Israel - 0.1%
Bank Hapoalim BM (Reg.)	11,582	68,881
Bank Leumi le-Israel BM	14,995	75,042
Isracard Ltd.	483	1,114
Mizrahi Tefahot Bank Ltd.	1,305	26,913

TOTAL ISRAEL		171,950

Italy - 1.0%
Assicurazioni Generali SpA	11,126	165,920
Enel SpA	82,360	754,461
Intesa Sanpaolo SpA	150,788	307,358
Pirelli & C. SpA (b)	3,526	13,968

TOTAL ITALY		1,241,707

Japan - 14.9%
AEON Co. Ltd.	6,600	156,048
Ajinomoto Co., Inc.	4,800	86,686
Ana Holdings, Inc. (a)	1,200	24,845
Asahi Kasei Corp.	12,400	89,195
Astellas Pharma, Inc.	19,000	296,361
Benesse Holdings, Inc.	700	18,172
Bridgestone Corp.	5,500	162,006
Casio Computer Co. Ltd.	1,900	30,367
Central Japan Railway Co.	1,500	181,964
Chugai Pharmaceutical Co. Ltd.	6,800	307,015
CyberAgent, Inc.	1,000	56,566
Dai Nippon Printing Co. Ltd.	2,600	56,487
Dai-ichi Mutual Life Insurance Co.	11,100	130,940
Daicel Chemical Industries Ltd.	2,500	16,579
Daifuku Co. Ltd.	1,000	89,745
Daiichi Sankyo Kabushiki Kaisha	5,800	513,222
Daikin Industries Ltd.	2,500	439,866
Daiwa House Industry Co. Ltd.	5,900	130,197
DENSO Corp.	4,400	162,767
East Japan Railway Co.	3,100	178,698
Eisai Co. Ltd.	2,600	209,837
Fast Retailing Co. Ltd.	600	319,081
Fujitsu Ltd.	2,000	267,790
Hankyu Hanshin Holdings, Inc.	2,300	65,509
Hino Motors Ltd.	2,500	14,416
Hirose Electric Co. Ltd.	400	41,831
Hitachi Construction Machinery Co. Ltd.	1,000	28,978
Hitachi Metals Ltd.	2,300	29,811
Honda Motor Co. Ltd.	16,600	404,706
Hulic Co. Ltd.	2,800	23,965
INPEX Corp.	10,800	61,647
Isuzu Motors Ltd.	5,500	44,861
Japan Retail Fund Investment Corp.	25	29,970
JFE Holdings, Inc.	5,100	33,476
Kajima Corp.	4,500	49,433
Kansai Paint Co. Ltd.	1,700	32,601
Kao Corp.	4,900	355,466
Kawasaki Heavy Industries Ltd.	1,300	17,728
KDDI Corp.	16,700	531,017
Keio Corp.	1,000	49,934
Keyence Corp.	1,900	793,708
Kikkoman Corp.	1,500	70,398
Kobayashi Pharmaceutical Co. Ltd.	500	44,211
Kobe Bussan Co. Ltd.	600	36,900
Komatsu Ltd.	8,900	174,858
Konami Holdings Corp.	900	27,503
Kubota Corp.	10,600	150,944
Kuraray Co. Ltd.	3,100	30,354
Kurita Water Industries Ltd.	900	24,053
Kyushu Railway Co.	1,400	27,483
Lawson, Inc.	500	24,798
Marubeni Corp.	17,500	80,569
Marui Group Co. Ltd.	1,900	27,627
Mazda Motor Corp.	6,300	36,343
Mercari, Inc. (a)	800	33,404
Mitsubishi Chemical Holdings Corp.	13,500	72,533
Mitsubishi Estate Co. Ltd.	12,200	175,257
Mitsubishi Materials Corp.	1,000	20,444
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	14,714
Mitsui Chemicals, Inc.	2,000	38,063
Mitsui Fudosan Co. Ltd.	9,600	150,086
Miura Co. Ltd.	800	29,966
Mizuho Financial Group, Inc.	243,600	296,960
MS&AD Insurance Group Holdings, Inc.	4,500	113,076
Murata Manufacturing Co. Ltd.	5,800	372,538
Nabtesco Corp.	1,100	32,941
Nagoya Railroad Co. Ltd.	1,900	47,852
NEC Corp.	2,500	140,064
NGK Insulators Ltd.	2,848	35,395
NGK Spark Plug Co. Ltd.	1,400	18,635
Nikon Corp.	3,000	20,974
Nintendo Co. Ltd.	1,099	483,352
Nippon Building Fund, Inc.	13	72,703
Nippon Express Co. Ltd.	700	33,277
Nippon Paint Holdings Co. Ltd.	1,500	101,743
Nippon Prologis REIT, Inc.	22	75,755
Nippon Shinyaku Co. Ltd.	500	38,402
Nippon Yusen KK	1,400	18,217
Nissin Food Holdings Co. Ltd.	600	53,734
Nitori Holdings Co. Ltd.	800	175,107
Nitto Denko Corp.	1,600	90,689
NKSJ Holdings, Inc.	3,400	112,044
Nomura Real Estate Holdings, Inc.	1,000	16,551
Nomura Real Estate Master Fund, Inc.	44	54,369
Nomura Research Institute Ltd.	3,200	83,919
NSK Ltd.	3,800	25,580
NTT DOCOMO, Inc.	11,800	324,867
Obayashi Corp.	6,900	61,606
Odakyu Electric Railway Co. Ltd.	3,000	62,781
OMRON Corp.	1,900	136,857
Ono Pharmaceutical Co. Ltd.	3,700	103,585
Oriental Land Co. Ltd.	2,000	239,384
ORIX Corp.	13,700	148,167
Osaka Gas Co. Ltd.	3,800	70,458
Otsuka Corp.	1,000	51,580
Panasonic Corp.	22,700	196,613
Park24 Co. Ltd.	1,100	14,756
Rakuten, Inc.	8,900	81,785
Recruit Holdings Co. Ltd.	13,000	405,546
Resona Holdings, Inc.	21,600	70,811
ROHM Co. Ltd.	900	56,710
Santen Pharmaceutical Co. Ltd.	3,700	62,217
SCSK Corp.	500	25,223
Secom Co. Ltd.	2,100	181,606
Sega Sammy Holdings, Inc.	1,600	17,972
Sekisui Chemical Co. Ltd.	3,500	47,348
Sekisui House Ltd.	6,500	118,714
Seven & i Holdings Co. Ltd.	7,700	232,690
SG Holdings Co. Ltd.	1,600	58,495
Sharp Corp.	2,100	20,434
Shimadzu Corp.	2,300	57,818
SHIMIZU Corp.	5,200	37,277
Shin-Etsu Chemical Co. Ltd.	3,600	421,340
Shionogi & Co. Ltd.	2,800	166,575
Shiseido Co. Ltd.	4,100	228,436
Showa Denko K.K.	1,400	29,025
Sohgo Security Services Co., Ltd.	700	32,833
Sony Corp.	12,900	1,002,266
Stanley Electric Co. Ltd.	1,500	35,653
Sumitomo Chemical Co. Ltd.	15,700	45,304
Sumitomo Metal Mining Co. Ltd.	2,300	69,137
Sumitomo Mitsui Trust Holdings, Inc.	3,500	89,859
Sumitomo Rubber Industries Ltd.	1,500	12,413
Suntory Beverage & Food Ltd.	1,500	56,327
Sysmex Corp.	1,700	130,581
T&D Holdings, Inc.	5,400	44,450
Taisei Corp.	2,000	68,700
Takeda Pharmaceutical Co. Ltd.	16,000	580,269
TDK Corp.	1,300	144,738
Teijin Ltd.	2,000	28,883
Tobu Railway Co. Ltd.	1,900	53,207
Tokyo Century Corp.	400	22,181
Tokyo Electron Ltd.	1,500	415,076
Tokyo Gas Co. Ltd.	3,800	80,682
Tokyu Corp.	5,400	60,097
Toppan Printing Co. Ltd.	2,500	37,479
Toray Industries, Inc.	14,800	64,063
Toto Ltd.	1,400	52,810
Toyo Suisan Kaisha Ltd.	900	54,414
Toyoda Gosei Co. Ltd.	600	11,586
Toyota Tsusho Corp.	2,200	55,800
Unicharm Corp.	4,100	184,288
USS Co. Ltd.	2,500	37,103
West Japan Railway Co.	1,600	69,096
Yakult Honsha Co. Ltd.	1,200	68,131
Yamada Denki Co. Ltd.	6,900	29,789
Yamaha Corp.	1,300	59,939
Yamaha Motor Co. Ltd.	2,900	42,288
Yaskawa Electric Corp.	2,400	79,794
Yokogawa Electric Corp.	2,400	36,864
Zozo, Inc.	1,200	32,422

TOTAL JAPAN		17,957,074

Korea (South) - 1.6%
AMOREPACIFIC Corp.	267	37,063
AMOREPACIFIC Group, Inc.	243	10,831
BGF Retail Co. Ltd.	69	7,184
BS Financial Group, Inc.	2,264	9,731
CJ CheilJedang Corp.	84	27,114
CJ Corp.	131	9,026
Doosan Bobcat, Inc.	427	9,623
GS Engineering & Construction Corp.	539	12,147
GS Holdings Corp.	474	13,873
Hana Financial Group, Inc.	3,255	80,296
Hankook Tire Co. Ltd.	652	14,203
Hanwha Solutions Corp.	1,252	26,697
Hyundai Fire & Marine Insurance Co. Ltd.	522	10,171
Hyundai Robotics Co. Ltd.	88	17,403
KB Financial Group, Inc.	3,917	115,492
Korea Gas Corp.	272	5,766
LG Chemical Ltd.	457	217,062
LG Corp.	967	59,838
LG Display Co. Ltd. (a)	2,416	25,478
LG Electronics, Inc.	1,115	65,920
LG Household & Health Care Ltd.	109	124,964
LG Innotek Co. Ltd.	132	17,771
Lotte Chemical Corp.	152	21,417
Lotte Confectionery Co. Ltd.	266	6,895
NAVER Corp.	1,273	320,416
S-Oil Corp.	403	20,557
Samsung Card Co. Ltd.	270	6,390
Samsung Electro-Mechanics Co. Ltd.	545	64,031
Samsung Fire & Marine Insurance Co. Ltd.	292	41,876
Samsung SDI Co. Ltd.	569	189,134
Shinhan Financial Group Co. Ltd.	4,578	114,448
SK C&C Co. Ltd.	372	68,903
SK Energy Co. Ltd.	591	62,764
SK Telecom Co. Ltd.	212	39,118
Woori Financial Group, Inc.	5,158	36,662
Yuhan Corp.	420	20,124

TOTAL KOREA (SOUTH)		1,930,388

Luxembourg - 0.1%
Globant SA (a)	384	66,409
SES SA (France) (depositary receipt)	3,479	24,572
Tenaris SA	4,790	28,230

TOTAL LUXEMBOURG		119,211

Malaysia - 0.7%
AMMB Holdings Bhd	13,900	9,524
Axiata Group Bhd	24,404	18,450
Bumiputra-Commerce Holdings Bhd	62,852	53,343
Dialog Group Bhd	44,800	40,090
DiGi.com Bhd	30,000	30,083
Fraser & Neave Holdings BHD	1,300	9,970
Hap Seng Consolidated Bhd	5,600	11,839
Hartalega Holdings Bhd	17,600	84,580
IHH Healthcare Bhd	19,200	24,527
Kuala Lumpur Kepong Bhd	3,900	21,462
Malayan Banking Bhd	38,187	69,140
Malaysia Airports Holdings Bhd	10,100	12,620
Maxis Bhd	20,800	25,999
MISC Bhd	12,100	22,528
Nestle (Malaysia) BHD	800	26,768
Petronas Dagangan Bhd	2,500	12,687
PPB Group Bhd	5,800	27,000
Press Metal Bhd	11,800	13,494
Public Bank Bhd	28,900	116,012
RHB Capital Bhd	15,300	18,120
Sime Darby Bhd	24,100	12,389
Telekom Malaysia Bhd	9,400	8,872
Tenaga Nasional Bhd	21,900	59,108
Top Glove Corp. Bhd	15,900	97,404
Westports Holdings Bhd	7,300	6,760
YTL Corp. Bhd	27,480	5,064

TOTAL MALAYSIA		837,833

Mexico - 0.3%
Alfa SA de CV Series A	25,600	13,850
CEMEX S.A.B. de CV unit	152,000	46,580
Coca-Cola FEMSA S.A.B. de CV unit	5,000	20,652
Embotelladoras Arca S.A.B. de CV	5,300	26,139
Fomento Economico Mexicano S.A.B. de CV unit	20,800	127,632
Gruma S.A.B. de CV Series B	2,350	27,576
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	2,075	20,624
Grupo Bimbo S.A.B. de CV Series A	16,500	29,723
Industrias Penoles SA de CV	1,185	17,683
Infraestructura Energetica Nova S.A.B. de CV	5,200	15,463
Kimberly-Clark de Mexico SA de CV Series A	13,500	22,093

TOTAL MEXICO		368,015

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	36,000	53,046
Netherlands - 4.2%
AEGON NV	18,749	54,942
Akzo Nobel NV	2,037	191,335
ASML Holding NV (Netherlands)	4,316	1,534,500
CNH Industrial NV	10,032	68,351
ING Groep NV (Certificaten Van Aandelen)	39,810	277,590
Koninklijke Ahold Delhaize NV	11,169	321,677
Koninklijke DSM NV	1,741	265,785
Koninklijke KPN NV	36,748	94,972
Koninklijke Philips Electronics NV	9,306	480,849
NN Group NV	2,994	109,330
Prosus NV	4,954	482,158
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,364	71,531
Unilever NV	14,836	876,664
Vopak NV	689	37,618
Wolters Kluwer NV	2,769	218,080

TOTAL NETHERLANDS		5,085,382

New Zealand - 0.2%
Auckland International Airport Ltd.	13,596	57,528
Fisher & Paykel Healthcare Corp.	5,868	140,100
Mercury Nz Ltd.	5,912	18,310
Meridian Energy Ltd.	12,109	39,029
Ryman Healthcare Group Ltd.	3,909	34,480

TOTAL NEW ZEALAND		289,447

Norway - 0.4%
Equinor ASA	10,259	151,374
Mowi ASA	4,318	77,708
Norsk Hydro ASA	13,181	37,233
Orkla ASA	7,760	76,305
Schibsted ASA (B Shares)	995	32,708
Telenor ASA	7,508	116,065

TOTAL NORWAY		491,393

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	20,447	20,122
Aboitiz Power Corp.	15,600	8,165
Ayala Corp.	2,790	41,477
Bank of the Philippine Islands (BPI)	7,452	10,354
BDO Unibank, Inc.	19,500	34,890
JG Summit Holdings, Inc.	28,100	35,807
Manila Electric Co.	2,050	11,073
Metropolitan Bank & Trust Co.	14,857	10,381
SM Investments Corp.	2,375	43,384
SM Prime Holdings, Inc.	107,400	65,889

TOTAL PHILIPPINES		281,542

Poland - 0.2%
Bank Polska Kasa Opieki SA	1,710	23,093
Bank Zachodni WBK SA (a)	342	13,734
BRE Bank SA	130	6,505
Grupa Lotos SA	896	11,615
KGHM Polska Miedz SA (Bearer) (a)	1,503	50,584
Orange Polska SA (a)	5,495	10,321
Polski Koncern Naftowy Orlen SA	2,876	40,913
Powszechna Kasa Oszczednosci Bank SA	8,464	49,152
Powszechny Zaklad Ubezpieczen SA	6,197	44,707

TOTAL POLAND		250,624

Portugal - 0.2%
Energias de Portugal SA	25,736	129,903
Energias de Portugal SA rights 8/3/20 (a)	24,619	2,500
Galp Energia SGPS SA Class B	5,219	54,647
Jeronimo Martins SGPS SA	2,454	41,322

TOTAL PORTUGAL		228,372

Qatar - 0.2%
Ooredoo Qsc (a)	7,895	14,528
Qatar Fuel Co. (a)	4,664	20,624
Qatar National Bank SAQ (a)	46,429	229,531
The Commercial Bank of Qatar (a)	18,776	21,298

TOTAL QATAR		285,981

Russia - 0.6%
Gazprom OAO	121,060	297,735
Inter Rao Ues JSC	412,000	32,049
Lukoil PJSC	4,246	291,552
Novolipetsk Steel OJSC	11,140	21,833
PhosAgro OJSC GDR (Reg. S)	1,259	14,881
Polyus PJSC	329	75,169

TOTAL RUSSIA		733,219

Saudi Arabia - 0.4%
Almarai Co. Ltd.	2,349	33,571
Banque Saudi Fransi	5,602	45,035
SABIC	8,979	212,839
Samba Financial Group	9,289	63,902
Saudi Arabian Mining Co. (a)	3,949	38,064
The Savola Group	2,367	29,348

TOTAL SAUDI ARABIA		422,759

Singapore - 0.9%
Ascendas Real Estate Investment Trust	31,056	80,387
BOC Aviation Ltd. Class A (b)	1,800	10,405
CapitaCommercial Trust (REIT)	25,281	29,812
CapitaLand Ltd.	27,000	54,492
CapitaMall Trust	25,900	35,797
City Developments Ltd.	5,000	29,943
DBS Group Holdings Ltd.	18,600	268,689
Jardine Cycle & Carriage Ltd.	900	13,196
Keppel Corp. Ltd.	16,300	64,188
Singapore Airlines Ltd.	12,300	30,683
Singapore Exchange Ltd.	8,600	51,302
Singapore Telecommunications Ltd.	86,900	157,713
United Overseas Bank Ltd.	12,700	178,810
UOL Group Ltd.	4,000	19,376

TOTAL SINGAPORE		1,024,793

South Africa - 1.7%
Absa Group Ltd.	7,438	34,497
Anglo American Platinum Ltd.	566	43,181
Aspen Pharmacare Holdings Ltd. (a)	3,814	29,550
Bidcorp Ltd.	3,422	56,193
Bidvest Group Ltd.	3,530	27,243
Clicks Group Ltd.	2,709	36,176
Exxaro Resources Ltd.	2,326	18,281
FirstRand Ltd.	50,150	113,891
Gold Fields Ltd.	9,015	119,215
Growthpoint Properties Ltd.	27,097	21,067
Impala Platinum Holdings Ltd.	8,293	73,199
Kumba Iron Ore Ltd.	713	22,941
Life Healthcare Group Holdings Ltd.	13,324	13,539
MMI Holdings Ltd.	7,965	7,707
Mr Price Group Ltd.	2,629	19,485
MTN Group Ltd.	17,601	60,895
MultiChoice Group Ltd.	4,589	28,336
Naspers Ltd. Class N	4,533	824,785
Nedbank Group Ltd.	3,439	21,120
Northam Platinum Ltd. (a)	3,516	27,569
Old Mutual Ltd.	45,971	30,847
Old Mutual Ltd.	29	19
Pick 'n Pay Stores Ltd.	3,252	8,569
PSG Group Ltd.	1,547	13,963
Remgro Ltd.	4,775	25,820
RMB Holdings Ltd.	10,137	807
Sanlam Ltd.	18,082	63,990
Sasol Ltd. (a)	5,778	46,052
Shoprite Holdings Ltd.	4,573	27,975
Spar Group Ltd.	1,704	16,448
Standard Bank Group Ltd.	13,881	88,197
Vodacom Group Ltd.	6,090	45,756
Woolworths Holdings Ltd.	8,545	15,862

TOTAL SOUTH AFRICA		1,983,175

Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	68,152	212,206
Bankinter SA	7,177	37,046
CaixaBank SA	36,792	79,141
Gas Natural SDG SA	3,039	56,346
Iberdrola SA	60,018	772,024
Inditex SA	11,165	295,849
Red Electrica Corporacion SA	4,444	86,479
Repsol SA	16,071	126,732
Telefonica SA	49,139	205,795

TOTAL SPAIN		1,871,618

Sweden - 1.9%
ASSA ABLOY AB (B Shares)	10,214	225,486
Atlas Copco AB:
(A Shares)	6,580	289,945
(B Shares)	4,191	161,334
Boliden AB	2,876	77,924
Electrolux AB (B Shares)	2,359	44,075
Essity AB Class B	6,190	203,389
H&M Hennes & Mauritz AB (B Shares)	8,333	129,890
Husqvarna AB (B Shares)	4,124	39,219
ICA Gruppen AB	1,028	50,426
Kinnevik AB (B Shares)	2,436	85,091
Latour Investment AB Class B	1,473	30,080
Sandvik AB	11,488	214,694
Skandinaviska Enskilda Banken AB (A Shares) (a)	16,491	158,969
Skanska AB (B Shares) (a)	3,345	67,241
SKF AB (B Shares)	3,900	71,712
Svenska Cellulosa AB (SCA) (B Shares)	5,872	70,756
Svenska Handelsbanken AB (A Shares) (a)	15,804	149,039
Tele2 AB (B Shares)	5,107	72,153
Telia Co. AB	25,954	101,136

TOTAL SWEDEN		2,242,559

Switzerland - 5.4%
ABB Ltd. (Reg.)	18,727	470,298
Adecco SA (Reg.)	1,668	78,736
Alcon, Inc. (Switzerland) (a)	5,029	302,438
Clariant AG (Reg.)	2,032	38,216
Coca-Cola HBC AG	2,085	54,667
Compagnie Financiere Richemont SA Series A	5,345	331,824
Givaudan SA	93	382,454
Kuehne & Nagel International AG	548	94,015
Lindt & Spruengli AG	1	85,397
Lindt & Spruengli AG (participation certificate)	10	77,196
Lonza Group AG	755	472,128
Roche Holding AG (participation certificate)	7,127	2,468,483
SGS SA (Reg.)	62	162,093
Sika AG	1,442	316,135
Sonova Holding AG Class B	568	127,692
Straumann Holding AG	106	103,827
Swiss Re Ltd.	3,015	237,911
Swisscom AG	266	141,297
Zurich Insurance Group Ltd.	1,518	561,361

TOTAL SWITZERLAND		6,506,168

Taiwan - 5.4%
Accton Technology Corp.	5,000	39,081
Acer, Inc.	27,000	18,667
Advantech Co. Ltd.	4,399	46,294
ASE Technology Holding Co. Ltd.	35,000	89,463
AU Optronics Corp.	89,000	30,249
Catcher Technology Co. Ltd.	7,000	51,495
Cathay Financial Holding Co. Ltd.	81,547	109,981
Cheng Shin Rubber Industry Co. Ltd.	19,000	21,969
Chicony Electronics Co. Ltd.	5,010	14,828
China Airlines Ltd.	23,000	6,259
China Steel Corp.	126,000	84,967
Chinatrust Financial Holding Co. Ltd.	182,000	120,251
Chunghwa Telecom Co. Ltd.	39,000	145,413
Compal Electronics, Inc.	51,000	32,394
Delta Electronics, Inc.	20,000	136,231
E.SUN Financial Holdings Co. Ltd.	114,958	106,102
EVA Airways Corp.	26,072	9,634
Evergreen Marine Corp. (Taiwan) (a)	27,894	10,450
Far Eastern Textile Ltd.	34,000	29,644
Far EasTone Telecommunications Co. Ltd.	16,000	34,385
First Financial Holding Co. Ltd.	102,863	82,677
Fubon Financial Holding Co. Ltd.	65,000	92,424
HIWIN Technologies Corp.	3,095	32,571
Hotai Motor Co. Ltd.	3,000	68,456
Hua Nan Financial Holdings Co. Ltd.	78,180	53,519
Innolux Corp.	80,000	22,614
Inventec Corp.	22,000	18,732
Lite-On Technology Corp.	22,000	37,164
MediaTek, Inc.	15,000	358,116
Micro-Star International Co. Ltd.	7,000	31,112
Nan Ya Plastics Corp.	54,000	112,370
President Chain Store Corp.	6,000	57,217
Quanta Computer, Inc.	30,000	83,577
Ruentex Development Co. Ltd.	4,400	7,613
Sinopac Holdings Co.	104,720	37,983
Standard Foods Corp.	4,040	8,434
Taishin Financial Holdings Co. Ltd.	96,742	43,986
Taiwan Business Bank	50,120	17,240
Taiwan High Speed Rail Corp.	17,000	19,280
Taiwan Mobile Co. Ltd.	16,000	57,217
Taiwan Semiconductor Manufacturing Co. Ltd.	250,000	3,630,037
Tatung Co. Ltd. (a)	8,000	4,359
Unified-President Enterprises Corp.	50,000	121,756
United Microelectronics Corp.	117,000	88,517
Vanguard International Semiconductor Corp.	9,000	29,181
Win Semiconductors Corp.	4,000	43,185
Wistron Corp.	29,264	34,385
Yageo Corp.	4,000	52,994
Yuanta Financial Holding Co. Ltd.	92,000	56,399

TOTAL TAIWAN		6,440,872

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	12,700	75,329
Airports of Thailand PCL (For. Reg.)	48,300	79,752
B. Grimm Power PCL	9,600	15,082
Bangkok Dusit Medical Services PCL (For. Reg.)	92,700	65,684
BTS Group Holdings PCL (For. Reg.)	93,133	31,353
Bumrungrad Hospital PCL (For. Reg.)	4,500	16,520
C.P. ALL PCL (For. Reg.)	58,600	128,229
Central Pattana PCL (For. Reg.)	21,600	33,415
Charoen Pokphand Foods PCL (For. Reg.)	42,600	46,097
Electricity Generating PCL (For. Reg.)	2,500	18,996
Energy Absolute PCL	17,900	27,117
Global Power Synergy Public Co. Ltd.	6,100	13,397
Gulf Energy Development PCL	23,900	25,862
Home Product Center PCL (For. Reg.)	61,300	30,660
Indorama Ventures PCL (For. Reg.)	19,500	15,630
Intouch Holdings PCL (For. Reg.)	25,300	46,033
IRPC PCL (For. Reg.)	103,600	8,437
Kasikornbank PCL (For. Reg.)	16,800	43,899
Land & House PCL (For. Reg.)	77,100	18,292
Minor International PCL:
warrants 9/30/21 (a)	530	17
(For. Reg.)	31,975	18,658
Muangthai Leasing PCL	6,300	10,099
PTT Exploration and Production PCL (For. Reg.)	14,200	41,430
PTT Global Chemical PCL (For. Reg.)	24,600	37,070
Siam Cement PCL (For. Reg.)	7,800	95,531
Siam Commercial Bank PCL (For. Reg.)	7,500	16,111
Thai Oil PCL (For. Reg.)	10,300	13,870
Thai Union Frozen Products PCL (For. Reg.)	27,200	11,686
TMB Bank PCL (For. Reg.)	246,144	7,497
Total Access Communication PCL (For. Reg.)	6,300	7,423
True Corp. PCL (For. Reg.)	99,300	10,697

TOTAL THAILAND		1,009,873

Turkey - 0.1%
Aselsan A/S	3,010	15,177
Koc Holding A/S	6,577	15,208
TAV Havalimanlari Holding A/S	1,656	3,931
Turk Hava Yollari AO (a)	4,898	7,487
Turkcell Iletisim Hizmet A/S	10,268	21,819

TOTAL TURKEY		63,622

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (d)	28,967	39,588
Aldar Properties PJSC (a)	34,427	16,215
Dubai Islamic Bank Pakistan Ltd. (a)	21,431	21,996
Emirates NBD Bank PJSC	13,505	32,502
Emirates Telecommunications Corp.	16,719	75,740
National Bank of Abu Dhabi PJSC (a)	28,578	84,960

TOTAL UNITED ARAB EMIRATES		271,001

United Kingdom - 6.4%
3i Group PLC	10,105	117,671
Associated British Foods PLC	3,490	80,632
Aviva PLC	40,235	138,370
Barratt Developments PLC	10,609	70,908
Berkeley Group Holdings PLC	1,317	76,785
British Land Co. PLC	8,451	40,329
BT Group PLC	91,287	117,798
Burberry Group PLC	3,984	64,914
Coca-Cola European Partners PLC	2,027	83,452
Compass Group PLC	18,284	251,424
Croda International PLC	1,299	97,432
GlaxoSmithKline PLC	50,862	1,013,187
Hikma Pharmaceuticals PLC	1,823	51,306
Informa PLC	14,840	70,365
InterContinental Hotel Group PLC	1,811	83,417
ITV PLC	34,455	25,564
J Sainsbury PLC	17,367	42,546
John David Group PLC	4,315	34,206
Johnson Matthey PLC	2,035	59,643
Kingfisher PLC	21,826	69,111
Land Securities Group PLC	6,650	50,192
Legal & General Group PLC	60,744	170,160
London Stock Exchange Group PLC	3,183	351,591
Mondi PLC	1,622	28,939
Mondi PLC	3,270	58,864
National Grid PLC	35,545	418,942
Next PLC	1,385	98,807
NMC Health PLC	987	296
Pearson PLC	8,029	55,169
Prudential PLC	26,436	377,791
Reckitt Benckiser Group PLC	7,193	721,239
RELX PLC (London Stock Exchange)	19,597	414,287
Rentokil Initial PLC	18,710	130,833
RSA Insurance Group PLC	10,659	59,871
Sage Group PLC	11,258	107,490
Schroders PLC	1,214	47,118
Scottish & Southern Energy PLC	10,447	177,206
Segro PLC	12,056	152,952
Smith & Nephew PLC	8,957	176,789
Spirax-Sarco Engineering PLC	745	100,544
Standard Chartered PLC (United Kingdom)	27,747	140,126
Standard Life PLC	22,937	75,181
Taylor Wimpey PLC	38,502	59,647
Tesco PLC	99,540	280,936
Unilever PLC	11,856	705,966
Whitbread PLC	2,133	60,868
WM Morrison Supermarkets PLC	24,857	60,797

TOTAL UNITED KINGDOM		7,671,661

TOTAL COMMON STOCKS
(Cost $107,836,476)		112,500,266

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.5%
Banco Bradesco SA (PN)	46,080	198,222
Companhia Energetica de Minas Gerais (CEMIG) (PN)	9,830	22,613
Itau Unibanco Holding SA	50,050	257,995
Itausa-Investimentos Itau SA (PN)	44,232	90,473
Telefonica Brasil SA	4,500	45,418

TOTAL BRAZIL		614,721

Chile - 0.1%
Embotelladora Andina SA Class B	3,255	8,169
Sociedad Quimica y Minera de Chile SA (PN-B)	1,124	34,222

TOTAL CHILE		42,391

Colombia - 0.0%
Bancolombia SA (PN)	3,744	26,578
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	529	27,144
Henkel AG & Co. KGaA	1,781	174,967
Sartorius AG (non-vtg.)	363	139,140

TOTAL GERMANY		341,251

Korea (South) - 0.0%
AMOREPACIFIC Corp.	216	11,108
LG Chemical Ltd.	116	25,802
LG Household & Health Care Ltd.	2	1,194

TOTAL KOREA (SOUTH)		38,104

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,339,280)		1,063,045

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.14% (e)	5,400,462	5,402,082
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	116,990	117,001
TOTAL MONEY MARKET FUNDS
(Cost $5,518,701)		5,519,083
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $114,694,457)		119,082,394
NET OTHER ASSETS (LIABILITIES) - 0.9%(g)		1,102,855
NET ASSETS - 100%		$120,185,249

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	46	Sept. 2020	$4,171,280	$(33,061)	$(33,061)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	38	Sept. 2020	2,031,670	42,478	42,478
TME S&P/TSX 60 Index Contracts (Canada)	3	Sept. 2020	432,446	6,524	6,524
TOTAL FUTURES CONTRACTS					$15,941

The notional amount of futures purchased as a percentage of Net Assets is 5.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $852,777 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $616,082 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,375
Fidelity Securities Lending Cash Central Fund	2,881
Total	$29,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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